Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended
Sep. 30, 2021
FS DEVELOPMENT CORP. II
Schedule of class A common stock subject to possible redemption

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Offering costs allocated to Class A common stock subject to possible redemption	(11,455,480)
Plus:
Accretion of carrying value to redemption value	11,455,480

Class A common stock subject to possible redemption	$201,250,000